Subsequent Events - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended							12 Months Ended			1 Months Ended								12 Months Ended				3 Months Ended
	Feb. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 28, 2013 Class E Term Loans EUR (€)	Feb. 28, 2013 Class A Term Loans	Feb. 28, 2013 Class B Term Loans	Feb. 28, 2013 Class C Term Loans	Jul. 31, 2013 Subsequent Event USD ($)	May 31, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event USD ($)	Feb. 29, 2012 Subsequent Event	Dec. 31, 2012 Subsequent Event USD ($)	Dec. 31, 2011 Subsequent Event USD ($)	Dec. 31, 2010 Subsequent Event USD ($)	Dec. 31, 2012 Subsequent Event Class E Term Loans	Mar. 31, 2013 Subsequent Event Nielsen Business Media Holding Company USD ($)	Jun. 30, 2013 Subsequent Event Nielsen Business Media Holding Company USD ($)
Subsequent Event [Line Items]
Income/(loss) from discontinued operations, net of tax		$ (7)	$ 20	$ 3	$ 14	$ (3)	$ 16	$ 13	$ 30	$ 26	$ (13)									$ 30	$ 26	$ (13)		$ (3)
Total cash consideration																									950
Restated senior secured credit agreement principle amount	2,532											289
Convertible Subordinated Bonds, Maturity date												May 01, 2016	Aug. 09, 2013	May 01, 2016	May 01, 2016								May 01, 2016
Original principal amount repaid	1.00%																		3.33%				1.00%
Margin on LIBOR loans	1.75%
Margin under term loan facility	2.75%
Applicable margin for senior secured term loans, base rate loans	3.00%																						3.00%
Cash dividend, declared																$ 0.20	$ 0.16	$ 0.16
Cash dividend, date to be Paid																Sep. 11, 2013	Jun. 19, 2013	Mar. 20, 2013
Cash dividend, recorded date																Aug. 28, 2013	Jun. 05, 2013	Mar. 06, 2013
Quarterly dividend percentage																25.00%
Share repurchase program, authorized amount																$ 500